Leases (Details) - Schedule of Contractual Sublease Income - Previously Reported [Member]	Dec. 31, 2023 USD ($)
Leases (Details) - Schedule of Contractual Sublease Income [Line Items]
2024	$ 480,000
2025	480,000
2026	480,000
2027	280,000
Total sublease income	$ 1,720,000